Annual Fund Operating Expenses - MetLife Mid Cap Stock Index Portfolio	Apr. 30, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.32%
Class B
Operating Expenses:
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.57%
Class E
Operating Expenses:
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.47%
Class G
Operating Expenses:
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.06%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	0.62%